Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Schedule of operating and finance lease expenses

Operating and finance lease expenses consist of the following:

		For the Six Months Ended June 30,
	Classification	2026	2025
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	$72,065	$96,280
Finance lease cost
Amortization of leased asset	General and administrative	3,255	3,623
Interest on lease liabilities	Other expense -Interest expenses	895	1,265
Total lease expenses		$76,215	$101,168

Schedule of weighted average remaining term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of June 30, 2026	As of December 31, 2025

Weighted-average remaining term
Operating lease	1.7 years	1.2 years
Finance leases	4.9 years	2.4 years
Weighted-average discount rate
Operating lease	5.03%	5.54%
Finance leases	5.25%	9.60%

Schedule of future minimum lease payments

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2026:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending June 30, 2027	$210,756	$8,121	$218,877
Twelve months ending June 30, 2028	93,096	8,121	101,217
Twelve months ending June 30, 2029	-	8,121	8,121
Twelve months ending June 30, 2030	-	8,121	8,121
Twelve months ending June 30, 2031	-	14,493	14,493
Total lease payments	303,852	46,977	350,829
Less: discount	(11,920)	(6,270)	(18,190)
Present value of lease liabilities	$291,932	$40,707	$332,639